Depositor: Ameritas Life Insurance Corp.
                                Principal Underwriter: Ameritas Investment Corp.

                                                                Kenneth W. Reitz
                                                                    Law Division
                                                                 5900 "0" Street
                                                               Lincoln, NE 68510
                                                        Ph: 1-800-745-6665 x7847
                                                               Fax: 402-467-7956

March 21, 2005

                                                  Filed via EDGAR March 21, 2005

Securities and Exchange Commission
Attn: Joyce Pickholz, Senior Counsel
Office of Insurance Products, MS 5-6
450 Fifth Street, N.W.

Washington, D.C.  20549-0506

RE: Pre-effective Amended Registration for Ameritas Life Insurance Corp. (Depositor) and Ameritas Life Insurance Corp.
         Separate Account LLVA (Registrant) on Form N-4.

         File #811-07661 and 333-122109.
         GENESIS NO-LOAN VARIABLE ANNUITY

Dear Ms. Pickholz:

On behalf of Ameritas Life Insurance Corp. ("Ameritas") and Ameritas Life Insurance Corp. Separate Account LLVA ("Account"), we have filed, via EDGAR, a pre-effective amendment to the above-referenced registration statement under the Securities Act of 1933 and the Investment Company Act of 1940. We are providing, via first class mail, a courtesy paper copy of the prospectus and Statement of Additional Information ("SAI") for your review, marked to show changes from the initial registration.

These are changes that are specifically responsive to your comment letter dated February 18, 2005 (referencing your numbered comments):

     1. Reference Portfolios on Front Cover. Pursuant to our discussions with you about your comment to include portfolio company names on the prospectus cover, we have added information on the cover cross-referencing a table in the Investment Options section of the prospectus that includes the name of and detailed information about each portfolio company available in the product.

     2. Portfolio Company Operating Expenses. Expense and performance information has been updated to reflect year-end 2004 data. The table only references contractual waivers and reductions guaranteed through December 31, 2005.

     3. Telephone Transaction Rules. The discrepancy regarding the time by which telephone transactions must be received has been corrected so the references on or about prospectus pages 10 and 13 are consistent. (The page 13 reference now cross-references the detailed information on page 10.)

     4. Transfers. Our initial registration contained a discrepancy between the Transfers and Short-Term Trading provisions about how systematic transfer programs count towards the free-transfer limits. Language regarding systematic transfer programs has been eliminated from the amended prospectus. Most (if not almost all) Genesis VA policy owners are expected to use on-line trading, so the systematic transfer programs are not a built-in feature of the policy and are not expected to be used.

     5.   Short-Term Trading. (Page 11)

          a. The following sentence has been added to the first paragraph of this section explaining how a policy owner would elect to perform trades and consent to receive disclosures electronically: "To engage in short-term trading, you must elect (on a form we'll provide to you) to perform trades using only an electronic `on-line' process we make available, and must consent to receive disclosures (trade confirmations, annual statements, updated disclosure information, etc.) electronically."

          b. A new second paragraph has been added to briefly highlight general risk disclosure regarding the effects of market timing, since market timing is permitted under the contract but may not be elected by some policy owners or available to those that revoke their consent to electronic delivery of documents.

          c. A new second-to-last sentence in the second-to-last paragraph has been added disclosing that the discretionary nature of our disruptive trading procedures may result in some policy owners being able to market time while other contract owners bear the harm associated with timing.

     6. Miscellaneous. Exhibits, financial statements and other information missing in our initial registration have been added.

These are additional changes from the initial registration:

     7. We've made discretionary changes to the front and back cover disclosure about the SEC's website to include the '33 Act file number of the registration statement so readers can more easily find the product registration information.

     8.   The list of available portfolio companies has changed slightly.

     9. The "Investment Options" section of the prospectus has been moved up to appear immediately after the "Charges Explained" section. We believe this gives more prominence to an aspect of the product of greater interest and risk to the investor that is not necessarily as thoroughly addressed in the policy language or marketing material. The information it pushes further back in the prospectus tends to be material redundant to policy disclosure. We are incorporating this format change on all our enterprise variable annuity registrations.

     10. Disclosure in the "About Our Company" provision has been expanded to disclose that effective January 31, 2005, our ultimate parent, Ameritas Acacia Mutual Holding Company, announced a merger with Union Central Life Insurance Company, expected to take effect later in 2005. For your information, Union Central is also an issuer of variable life and variable annuity products.

     11. The Tax-Qualified Plan disclosures in prospectus Appendix B have been further updated to reflect current tax law.

If this amended registration addresses all the Commission's comments, we ask that the effective date for this registration be April 1, 2005.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Kenneth W. Reitz

Kenneth W. Reitz, Esquire

Enclosures